CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Mar. 31, 2020	[1]	Mar. 31, 2019
Restatement to hyperinflation		€ (959)		€ (147)	[2]
IRIS Global Blue TRS Malaysia Sdn. Bhd.
Reclassification of Global Blue Group A.G. as a subsidiary	[3]			(1,354)
Non-controlling interests | IRIS Global Blue TRS Malaysia Sdn. Bhd.
Reclassification of Global Blue Group A.G. as a subsidiary	[3]			(1,810)
Other reserve
Restatement to hyperinflation	[2]			€ 2,283

[1]	The effect of EUR(1.0) million in the line “Restatement to hyperinflation” is a result of the hyperinflation in Argentina.
[2]	The effect of EUR2.3m in the line “Restatement to hyperinflation” is a result of the hyperinflation in Argentina (Note 24).
[3]	The effect for the financial year 2018/19 of EUR(1.8)m and at in the line “Impact from the changes in % of ownership held” is a result of the capital decrease and ownership change in IRIS Global Blue Malaysia (Note 38).